UNITED STATES
SECURITIES AND EXCHANGE  COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one): [  ] is a restatement.
				[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	Fairview Capital Investment Management, LLC
Address:	100 Larkspur Landing Circle, Suite 206
		Larkspur, CA  94939

13F File Number:  28-6786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joanne Connell
Title:	Chief Operating Officer
Phone:	415-464-4640
Signature, Place and Date of Signing:

	Joanne Connell	 Larkspur, CA  94939		May 10, 1999

Report Type (Check only one.):

[ X ] 		13F HOLDINGS REPORT.

[    ]		13F NOTICE.

[    ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 0F 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		84

Form 13F Information Table Value Total:		$221,754


List of Other Included Managers:

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1-800 CONTACTS, INC            COM              681977104     3816311500.00 SH       SOLE                311500.00
ABBOTT LABS                    COM              002824100     2483 53050.00 SH       SOLE                 53050.00           7800.00
ADVANTA CLASS A                COM              007942105     1106100000.00 SH       SOLE                100000.00
ALBERTSONS INC                 COM              013104104      430  7904.00 SH       SOLE                  7904.00
ALLIED WASTE INDS INC          COM              019589308      289 20000.00 SH       SOLE                 20000.00
AMB PROPERTY CORP              COM              00163T109     3845185300.00 SH       SOLE                185300.00          15200.00
AMER HOME PRODS CORP           COM              026609107      261  4000.00 SH       SOLE                  4000.00
AMERICAN INTL GROUP            COM              026874107     3491 28943.00 SH       SOLE                 28943.00           5143.00
ANHEUSER BUSCH COS INC         COM              035229103      232  3048.00 SH       SOLE                  3048.00
ANSYS, INC.                    COM              03662Q105      137 20000.00 SH       SOLE                 20000.00
APPLIED MATERIALS              COM              038222105      278  4500.00 SH       SOLE                  4500.00
ASCEND COMMUNICATIONS          COM              043491109      502  6000.00 SH       SOLE                  6000.00
AT&T CORP                      COM              001957109      510  6385.00 SH       SOLE                  6385.00
AUTO DATA PROCESS INC          COM              053015103      232  5600.00 SH       SOLE                  5600.00
BANKAMERICA CORP               COM              06605F102     1067 15112.00 SH       SOLE                 15112.00
BERKSHIRE HATHAWAY CL B        COM              084670207     2360  1004.00 SH       SOLE                  1004.00
BP AMOCO ADS                   COM              031905102      321  3175.00 SH       SOLE                  3175.00
BRISTOL MYERS SQUIBB           COM              110122108      398  6200.00 SH       SOLE                  6200.00
CALGON CARBON CORP             COM              129603106     1556300000.00 SH       SOLE                300000.00
CBL & ASSOCIATES PPTYS         COM              124830100     2209 95000.00 SH       SOLE                 95000.00           5500.00
CEDAR FAIR L P DEP UNIT        COM              150185106     3811151700.00 SH       SOLE                151700.00           5600.00
CHEVRON CORPORATION            COM              166751107      755  8502.00 SH       SOLE                  8502.00
CINTAS CORPORATION             COM              172908105     1242 19000.00 SH       SOLE                 19000.00           5000.00
CISCO SYSTEMS INC              COM              17275R102     3468 31650.00 SH       SOLE                 31650.00
CITIGROUP                      COM              172967101      279  4370.00 SH       SOLE                  4370.00
CLOROX CO (THE)                COM              189054109      656  5600.00 SH       SOLE                  5600.00
COCA COLA CO                   COM              191216100      711 11580.00 SH       SOLE                 11580.00
CORPORATE EXPRESS INC          COM              219888104      130 25000.00 SH       SOLE                 25000.00
DELL COMPUTER                  COM              247025109      384  9400.00 SH       SOLE                  9400.00
DENTSPLY INTL INC              COM              249030107      360 15500.00 SH       SOLE                 15500.00
DEPARTMENT 56 INC.             COM              249509100      365 12000.00 SH       SOLE                 12000.00
DISNEY WALT HOLDING CO         COM              254687106     4014128974.00 SH       SOLE                128974.00           9900.00
EQUITY RESIDENTIAL PROP TR     COM              29476L107     2235 54181.00 SH       SOLE                 54181.00           7095.00
EXCITE INC                     COM              300904109     1120  8000.00 SH       SOLE                  8000.00
EXXON CORP                     COM              302290101      270  3824.00 SH       SOLE                  3824.00
FANNIE MAE                     COM              313586109     2609 37680.00 SH       SOLE                 37680.00           2000.00
FIRST DATA CORP                COM              319963104     4215 98585.18 SH       SOLE                 98585.18           8700.00
FIRST HEALTH GROUP             COM              320960107      763 47500.00 SH       SOLE                 47500.00
FIRST WASHINGTON REALTY TR     COM              337489504     3481162400.00 SH       SOLE                162400.00          14800.00
FRANKLIN COVEY                 COM              353469109      227 25250.00 SH       SOLE                 25250.00
FREDDIE MAC                    COM              313400301    12839224017.00 SH       SOLE                224017.00           8100.00
GARTNER GROUP CL A             COM              366651107      316 14000.00 SH       SOLE                 14000.00
GENERAL ELEC CO                COM              369604103     5441 49185.00 SH       SOLE                 49185.00           1400.00
GENERAL MILLS INC              COM              370334104      976 12916.00 SH       SOLE                 12916.00
GILLETTE COMPANY               COM              375766102      309  5200.00 SH       SOLE                  5200.00
GLOBAL MARINE INC              COM              379352404     1762150000.00 SH       SOLE                150000.00
H & R BLOCK INC                COM              093671105     2516 53100.00 SH       SOLE                 53100.00
HARLEY-DAVIDSON INC            COM              412822108     2226 38800.00 SH       SOLE                 38800.00
HEALTH CARE PPTY INC           COM              421915109     3836133440.00 SH       SOLE                133440.00          11400.00
HERSHEY FOODS CORP             COM              427866108      247  4400.00 SH       SOLE                  4400.00
HEWLETT PACKARD CO             COM              428236103     5999 88470.00 SH       SOLE                 88470.00           3400.00
HILTON HOTELS CORP             COM              432848109      141 10000.00 SH       SOLE                 10000.00
HOLLY CORP                     COM              435758305      334 25000.00 SH       SOLE                 25000.00
IMS HEALTH INCORPORATED        COM              449934108     5813175500.00 SH       SOLE                175500.00          13400.00
INTEL CORP                     COM              458140100     7842 65968.00 SH       SOLE                 65968.00           3400.00
INTIMATE BRANDS INC            COM              461156101     2565 53300.00 SH       SOLE                 53300.00
JOHNSON & JOHNSON              COM              478160104     6297 67346.00 SH       SOLE                 67346.00           4100.00
KOHLS                          COM              500255104     5790 81700.00 SH       SOLE                 81700.00           8200.00
LILLY ELI & CO.                COM              532457108      433  5100.00 SH       SOLE                  5100.00
LUCENT TECHNOLOGIES            COM              549463107      376  3486.00 SH       SOLE                  3486.00
MBIA INC                       COM              55262C100     3444 59380.00 SH       SOLE                 59380.00           4400.00
MERCK & CO INC                 COM              589331107     8940111576.00 SH       SOLE                111576.00
MICROSOFT CORP                 COM              594918104    10347115452.00 SH       SOLE                115452.00           8800.00
NETMANAGE                      COM              641144100     1058439750.00 SH       SOLE                439750.00
NEWELL RUBBERMAID INC          COM              651229106     7468157219.00 SH       SOLE                157219.00           8100.00
NORTHERN EMP BANCSHARES        COM              665112108      205 11135.00 SH       SOLE                 11135.00
PFIZER INC                     COM              717081103      368  2650.00 SH       SOLE                  2650.00
PHILIP MORRIS COS INC          COM              718154107    11221318900.00 SH       SOLE                318900.00           9400.00
PINNACLE OIL INTL INC          COM              723473104     1525107000.00 SH       SOLE                107000.00
PROCTER & GAMBLE               COM              742718109     3489 35621.00 SH       SOLE                 35621.00
SERVICE CORP INT'L             COM              817565104      242 17000.00 SH       SOLE                 17000.00
ST.JOHN KNITS                  COM              790289102      206  7800.00 SH       SOLE                  7800.00
SUN HEALTHCARE GROUP           COM              866933104      100100000.00 SH       SOLE                100000.00
SUN MICROSYSTEMS INC           COM              866810104      200  1600.00 SH       SOLE                  1600.00
SYSCO CORP                     COM              871829107     3082117122.00 SH       SOLE                117122.00          12600.00
TERADYNE INC                   COM              880770102     3018 55318.00 SH       SOLE                 55318.00
TIDEWATER INC PV $0.10         COM              886423102     1035 40000.00 SH       SOLE                 40000.00
TRANSOCEAN OFFSHORE INC        COM              893817106     1152 40000.00 SH       SOLE                 40000.00
VARCO INTL                     COM              922126107      111 10000.00 SH       SOLE                 10000.00
WAL-MART STORES INC            COM              931142103      590  6400.00 SH       SOLE                  6400.00
WASTE MANAGEMENT INC.          COM              902917103    31949719970.00 SH       SOLE                719970.00
WESTERN WIRELESS CORP A        COM              95988E204      859 23700.00 SH       SOLE                 23700.00
WILLIAMS COS INC DEL           COM              969457100     8011202812.00 SH       SOLE                202812.00          14500.00
PHILIP MORRIS CALL OPTION 45   CALL             7181579AI      455  1400.00 SH  CALL SOLE                  1400.00